4. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income tax reconcilation
Income tax expense (benefit) at federal statutory rate	(21.00%)	(34.00%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.30%)	(5.40%)
Change in valuation allowance	20.40%	30.90%
Stock based compensation	4.50%	8.00%
Nondeductible items	2.30%	0.20%
Prior-year tax adjustments	0.00%	0.20%
Effective tax rate	(0.10%)	(0.10%)